Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Liabilities for guarantees narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities for guarantees:
Liability for guarantees	$ 40,104	$ 36,885	$ 34,647
Variable annuities
Liabilities for guarantees:
Liability for guarantees	40,104	36,885	34,647
Variable annuities | Death benefits
Liabilities for guarantees:
Liability for guarantees	851	1,174	1,752
Variable annuities | Liability for guarantees related to income benefits
Liabilities for guarantees:
Liability for guarantees	267	333	568
Variable annuities | Accumulation benefits
Liabilities for guarantees:
Liability for guarantees	423	1,987	3,003
Variable annuities | Withdrawal benefits
Liabilities for guarantees:
Liability for guarantees	292	427	398
Variable annuities | Other guarantees
Liabilities for guarantees:
Liability for guarantees	$ 38,271	$ 32,964	$ 28,926